Schedule of Common Control and Ownership Interest (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021
State of Incorporation	NV
One World Products, Inc [Member]
Name of Entity	One World Products, Inc	[1]	One World Products, Inc.	[2]
State of Incorporation	NV	[1]	NV	[2]
Relationship	Parent	[1]	Parent	[2]
OWP Ventures Inc [Member]
Name of Entity	OWP Ventures, Inc	[3]	OWP Ventures, Inc.	[4]
State of Incorporation	DE	[3]	DE	[4]
Relationship	Subsidiary	[3]	Subsidiary	[4]
One World Pharma S.A.S. [Member]
Name of Entity	One World Pharma S.A.S	[5]	One World Pharma S.A.S.	[6]
State of Incorporation	F8	[5]	F8	[6]
Relationship	Subsidiary	[5]	Subsidiary	[6]
Colombian Hope, S.A.S. [Member]
Name of Entity	Colombian Hope, S.A.S	[7]	Colombian Hope, S.A.S.	[8]
State of Incorporation	F8	[7]	F8	[8]
Relationship	Subsidiary	[7]	Subsidiary	[8]
Agrobase, S.A.S. [Member]
Name of Entity	Agrobase, S.A.S	[9]	Agrobase, S.A.S.	[10]
State of Incorporation	F8	[9]	F8	[10]
Relationship	Subsidiary	[9]	Subsidiary	[10]

[1]	Holding company in the form of a corporation.
[2]	Holding company in the form of a corporation.
[3]	Holding company in the form of a corporation and wholly-owned subsidiary of One World Products, Inc.
[4]	Holding company in the form of a corporation and wholly-owned subsidiary of One World Products, Inc.
[5]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.
[6]	Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.
[7]	Wholly-owned subsidiary of OWP Ventures, Inc., acquired on November 19, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.
[8]	Wholly-owned subsidiary of OWP Ventures, Inc., acquired on November 19, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.
[9]	Wholly-owned subsidiary of OWP Ventures, Inc., formed on September 12, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.
[10]	Wholly-owned subsidiary of OWP Ventures, Inc., formed on September 12, 2019, located in Colombia and legally constituted as a simplified stock company. This company has yet to incur any substantive income or expenses.